Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Post-Effective Amendment No. 3 to Form F-1
Entity Registrant Name	SEALSQ Corp
Entity Central Index Key	0001951222
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Craigmuir Chambers, Road Town
Entity Address, City or Town	Tortola
Entity Address, Postal Zip Code	1110
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Contact Personnel Name	John O’Hara
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Country	VG
Country Region	41
City Area Code	22
Local Phone Number	594-3000